Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of credit risk exposure [line items]
Beginning balance			$ 4,936
Ending balance	$ 5,616		5,616
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	5,616	$ 4,478	5,616	$ 4,478
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	4,960	4,014	4,960	4,014
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	656	464	656	464
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	275	265	261	234
Transfer to Stage 1	0		0
Transfer to Stage 2	0		0
Transfer to Stage 3	0		0
Net remeasurement of loss allowance	23	15	45	56
Loan originations	5	2	10	10
Derecognitions and maturities	(3)	(3)	(8)	(7)
Model changes	0		0	(6)
Total PCL	25	14	47	53
Write-offs	(4)	(1)	(5)	(3)
Recoveries of previous write-offs	3	1	4	3
Foreign exchange and other	(20)	(10)	(28)	(18)
Ending balance	279	269	279	269
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	891	751	843	806
Transfer to Stage 1	0		0
Transfer to Stage 2	0		0
Transfer to Stage 3	0		0
Net remeasurement of loss allowance	174	45	375	168
Loan originations	7	9	16	33
Derecognitions and maturities	(14)	(11)	(28)	(34)
Model changes	0		0	61
Total PCL	167	43	363	228
Write-offs	(168)	(156)	(338)	(315)
Recoveries of previous write-offs	44	98	72	123
Foreign exchange and other	(27)	(7)	(33)	(113)
Ending balance	907	729	907	729
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	721	510	705	496
Transfer to Stage 1	0		0
Transfer to Stage 2	0		0
Transfer to Stage 3	0		0
Net remeasurement of loss allowance	215	229	409	342
Loan originations	18	20	33	37
Derecognitions and maturities	(14)	(7)	(25)	(17)
Model changes	0		0	13
Total PCL	219	242	417	375
Write-offs	(230)	(179)	(453)	(331)
Recoveries of previous write-offs	56	27	109	75
Foreign exchange and other	(41)	(10)	(53)	(25)
Ending balance	725	590	725	590
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	3,551	2,702	3,127	2,731
Transfer to Stage 1	0		0
Transfer to Stage 2	0		0
Transfer to Stage 3	0		0
Net remeasurement of loss allowance	696	448	1,343	663
Loan originations	68	64	146	155
Derecognitions and maturities	(129)	(106)	(252)	(259)
Model changes	0		0	110
Total PCL	635	406	1,237	669
Write-offs	(371)	(224)	(624)	(444)
Recoveries of previous write-offs	93	15	154	90
Foreign exchange and other	(203)	(9)	(189)	(156)
Ending balance	3,705	2,890	3,705	2,890
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,369	1,304	1,369	1,304
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,112	1,085	1,112	1,085
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	257	219	257	219
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	62	66	56	73
Transfer to Stage 1	37	30	82	53
Transfer to Stage 2	(3)	(20)	(5)	(22)
Transfer to Stage 3	0		0
Net remeasurement of loss allowance	(32)	(30)	(74)	(63)
Loan originations	5	2	10	10
Derecognitions and maturities	0	(1)	(1)	(2)
Model changes	0		0	(1)
Total PCL	7	(19)	12	(25)
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(2)		(1)	(1)
Ending balance	67	47	67	47
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	194	144	197	220
Transfer to Stage 1	74	112	147	171
Transfer to Stage 2	(15)	(10)	(28)	(21)
Transfer to Stage 3	(2)	(2)	(4)	(4)
Net remeasurement of loss allowance	(67)	(86)	(135)	(151)
Loan originations	7	9	16	33
Derecognitions and maturities	(4)	(3)	(9)	(7)
Model changes	0		0	15
Total PCL	(7)	20	(13)	36
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(4)	2	(1)	(90)
Ending balance	183	166	183	166
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	229	167	233	188
Transfer to Stage 1	58	66	124	116
Transfer to Stage 2	(24)	(14)	(46)	(27)
Transfer to Stage 3	(2)	(1)	(4)	(2)
Net remeasurement of loss allowance	(55)	(30)	(115)	(105)
Loan originations	18	20	33	37
Derecognitions and maturities	(4)	(2)	(6)	(4)
Model changes	0		0	4
Total PCL	(9)	39	(14)	19
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(3)	1	(2)
Ending balance	217	207	217	207
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	860	913	892	1,043
Transfer to Stage 1	93	203	252	387
Transfer to Stage 2	(59)	(55)	(170)	(174)
Transfer to Stage 3	(2)	(2)	(4)	(4)
Net remeasurement of loss allowance	4	(214)	(143)	(434)
Loan originations	68	64	146	147
Derecognitions and maturities	(30)	(34)	(68)	(84)
Model changes	0		0	53
Total PCL	74	(38)	13	(109)
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(32)	9	(3)	(50)
Ending balance	902	884	902	884
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,269	2,339	3,269	2,339
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,938	2,118	2,938	2,118
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	331	221	331	221
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	191	187	186	151
Transfer to Stage 1	(37)	(29)	(81)	(52)
Transfer to Stage 2	7	23	14	28
Transfer to Stage 3	(10)	(8)	(18)	(14)
Net remeasurement of loss allowance	50	37	101	107
Loan originations	0		0
Derecognitions and maturities	(3)	(2)	(7)	(5)
Model changes	0		0	(5)
Total PCL	7	21	9	59
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(4)	1	(1)	(1)
Ending balance	194	209	194	209
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	514	436	471	434
Transfer to Stage 1	(70)	(108)	(137)	(163)
Transfer to Stage 2	28	20	53	42
Transfer to Stage 3	(43)	(36)	(85)	(65)
Net remeasurement of loss allowance	133	86	264	117
Loan originations	0		0
Derecognitions and maturities	(10)	(8)	(19)	(16)
Model changes	0		0	46
Total PCL	38	(46)	76	(39)
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(7)	4	(2)	(1)
Ending balance	545	394	545	394
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	492	343	472	308
Transfer to Stage 1	(58)	(66)	(124)	(116)
Transfer to Stage 2	24	14	46	27
Transfer to Stage 3	(112)	(68)	(219)	(116)
Net remeasurement of loss allowance	189	163	364	285
Loan originations	0		0
Derecognitions and maturities	(10)	(5)	(19)	(13)
Model changes	0	0	0	9
Total PCL	33	38	48	76
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(17)	2	(12)	(1)
Ending balance	508	383	508	383
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,938	1,269	1,698	1,155
Transfer to Stage 1	(88)	(190)	(231)	(372)
Transfer to Stage 2	89	70	238	192
Transfer to Stage 3	(82)	(90)	(220)	(153)
Net remeasurement of loss allowance	318	314	706	609
Loan originations	0		0	8
Derecognitions and maturities	(99)	(72)	(184)	(164)
Model changes	0		0	57
Total PCL	138	32	309	177
Write-offs	0		0
Recoveries of previous write-offs	0		0
Foreign exchange and other	(54)	52	15	21
Ending balance	2,022	1,353	2,022	1,353
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	978	835	978	835
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	910	811	910	811
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	68	24	68	24
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	22	12	19	10
Transfer to Stage 1	0	(1)	(1)	(1)
Transfer to Stage 2	(4)	(3)	(9)	(6)
Transfer to Stage 3	10	8	18	14
Net remeasurement of loss allowance	5	8	18	12
Loan originations	0		0
Derecognitions and maturities	0		0
Model changes	0		0
Total PCL	11	12	26	19
Write-offs	(4)	(1)	(5)	(3)
Recoveries of previous write-offs	3	1	4	3
Foreign exchange and other	(14)	(11)	(26)	(16)
Ending balance	18	13	18	13
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	183	171	175	152
Transfer to Stage 1	(4)	(4)	(10)	(8)
Transfer to Stage 2	(13)	(10)	(25)	(21)
Transfer to Stage 3	45	38	89	69
Net remeasurement of loss allowance	108	45	246	202
Loan originations	0		0
Derecognitions and maturities	0		0	(11)
Model changes	0		0
Total PCL	136	69	300	231
Write-offs	(168)	(156)	(338)	(315)
Recoveries of previous write-offs	44	98	72	123
Foreign exchange and other	(16)	(13)	(30)	(22)
Ending balance	179	169	179	169
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	0		0
Transfer to Stage 1	0		0
Transfer to Stage 2	0		0
Transfer to Stage 3	114	69	223	118
Net remeasurement of loss allowance	81	96	160	162
Loan originations	0		0
Derecognitions and maturities	0		0
Model changes	0		0
Total PCL	195	165	383	280
Write-offs	(230)	(179)	(453)	(331)
Recoveries of previous write-offs	56	27	109	75
Foreign exchange and other	(21)	(13)	(39)	(24)
Ending balance	0		0
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	753	520	537	533
Transfer to Stage 1	(5)	(13)	(21)	(15)
Transfer to Stage 2	(30)	(15)	(68)	(18)
Transfer to Stage 3	84	92	224	157
Net remeasurement of loss allowance	374	348	780	488
Loan originations	0		0
Derecognitions and maturities	0		0	(11)
Model changes	0		0
Total PCL	423	412	915	601
Write-offs	(371)	(224)	(624)	(444)
Recoveries of previous write-offs	93	15	154	90
Foreign exchange and other	(117)	(70)	(201)	(127)
Ending balance	$ 781	$ 653	$ 781	$ 653